Employee Benefit Plans - Components of Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Net periodic benefit cost	$ 17,579	$ 28,561	$ 23,548
Net periodic benefit cost - discontinued operations	(447)	(789)	(848)
Net periodic benefit cost - continuing operations	17,132	27,772	22,700
Multi-employer plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Net periodic benefit cost	132	190	253
Defined benefit plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Interest cost	23,287	23,836	25,966
Expected return on plan assets, net of expenses	(19,974)	(22,232)	(17,439)
Amortization of actuarial loss and prior service cost	2,622	3,527	4,424
Settlement losses	0	11,713	0
Total for defined benefit plans	5,935	16,844	12,951
SERPs
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Interest cost	718	746
Settlement losses		1,800
Net periodic benefit cost	1,018	2,908	1,161
Defined Contribution Plan
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Net periodic benefit cost	$ 10,494	$ 8,619	$ 9,183